Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 96,173	$ 72,671	$ 70,341
Total non-financial assets	197,285	193,461	202,953
TOTAL ASSETS	293,458	266,132	273,294
Fair value, financial assets	96,173	72,671	70,341
Total financial liabilities	(129,050)	(115,381)	(107,735)
Total non-financial liabilities	(164,408)	(150,751)	(165,559)
TOTAL LIABILITIES	(293,458)	(266,132)	(273,294)
Fair value, financial liabilities	(132,686)	(121,410)	(110,883)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(49,512)	(60,203)	(47,773)
Fair value, financial liabilities	(53,144)	(66,210)	(50,921)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(36,837)	(23,574)	(28,394)
Fair value, financial liabilities	(36,837)	(23,574)	(28,394)
Impact of offsetting on accounts payable	4,584	1,844	2,073
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(27,294)	(14,302)	(16,262)
Fair value, financial liabilities	(27,294)	(14,302)	(16,262)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15,035)	(17,099)	(14,819)
Fair value, financial liabilities	(15,039)	(17,121)	(14,819)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(372)	(203)	(487)
Fair value, financial liabilities	(372)	(203)	(487)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,532	5,129	3,999
Fair value, financial assets	4,532	5,129	3,999
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,625	2,007	1,778
Fair value, financial assets	1,625	2,007	1,778
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,404	4,781	912
Fair value, financial assets	2,404	4,781	912
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,419	2,745	2,314
Fair value, financial assets	2,419	2,745	2,314
Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	21,983	14,068	18,488
Fair value, financial assets	21,983	14,068	18,488
Impact of offsetting on accounts receivable	(4,584)	(1,844)	(2,073)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	29,553	8,043	11,506
Fair value, financial assets	29,553	8,043	11,506
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	12,315	4,630	3,992
Fair value, financial assets	12,315	4,630	3,992
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	21,342	31,268	27,352
Fair value, financial assets	21,342	31,268	27,352
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(110,973)	(109,778)	(100,175)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(47,973)	(58,470)	(46,035)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(36,837)	(23,574)	(28,394)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(11,128)	(10,635)	(10,927)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15,035)	(17,099)	(14,819)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15,363)	(3,883)	(5,440)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41)	(118)	(44)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(15,266)	(3,666)	(5,333)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(56)	(99)	(63)
Other comprehensive income - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(900)
Other comprehensive income - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(900)
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,814)	(1,720)	(2,120)
Fair value of bonds hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,498)	(1,615)	(1,694)
Fair value of bonds hedging instruments | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(1)	(2)
Fair value of bonds hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(316)	(104)	(424)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	70,265	65,391	62,900
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,532	5,129	3,999
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	847	1,019	164
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,419	2,745	2,314
Amortized cost | Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	21,983	14,068	18,488
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	7,141	6,615	6,713
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	12,001	4,547	3,870
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	21,342	31,268	27,352
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	23,161	3,258	6,421
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,052	1,224	1,272
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	770	541	236
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	21,067	1,428	4,791
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	272	65	122
Other Comprehensive Income
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,918	783	506
Other Comprehensive Income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	573	783	506
Other Comprehensive Income | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,345
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	829	3,239	514
Fair value of bonds hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	787	3,221	512
Fair value of bonds hedging instruments | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			$ 2
Fair value of bonds hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 42	$ 18